Loss before income tax (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2025	2024	2023
Revenue
Product sales, net		11,263	—	—
Royalty revenue		5,935	5,902	7,501
Total Revenue		17,198	5,902	7,501

Cost of revenues
Cost of inventories		(1,193)	—	—
Amortization of currently marketed intangible assets		(3,937)	—	—
Total Cost of revenues		(5,130)	—	—

Clinical trial and research & development(1)		(8,070)	(3,308)	(7,331)
Manufacturing production & development		6,323	(13,252)	(25,468)
Commercialization(1)		(4,676)	(655)	(1,440)

Employee benefits
Salaries and employee benefits		(22,092)	(20,415)	(17,197)
Defined contribution superannuation expenses		(395)	(369)	(384)
Equity settled share-based payment transactions(2)		(22,088)	(5,870)	(3,655)
Total Employee benefits		(44,575)	(26,654)	(21,236)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(303)	(410)	(953)
Right of use asset depreciation		(2,139)	(2,771)	(1,661)
Intellectual property amortization		(21)	(1,485)	(1,493)
Total Depreciation and amortization of non-current assets		(2,463)	(4,666)	(4,107)

Other Selling, general and administration
Overheads & administration		(10,168)	(8,584)	(10,104)
Consultancy		(2,728)	(2,458)	(3,922)
Legal, patent and other professional fees		(4,335)	(2,342)	(3,695)
Intellectual property expenses (excluding the amount amortized above)		(3,424)	(2,777)	(2,993)
Total Other Selling, general and administration		(20,655)	(16,161)	(20,714)

Fair value remeasurement of contingent consideration
Remeasurement of financial derivative		(10,262)	—	—
Remeasurement of contingent consideration		(4,625)	(9,693)	8,771
Total Fair value remeasurement of contingent consideration	5(g)(iii)	(14,887)	(9,693)	8,771

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(g)(vi)	(4,962)	779	(2,205)
Total Fair value remeasurement of warrant liability		(4,962)	779	(2,205)

Other operating income and expenses

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2025	2024	2023
Interest income		3,554	1,824	831
Research and development tax incentive income(3)		82	859	3,506
Government grant revenue		3	—	—
Foreign exchange (losses)/gains		(106)	(76)	(163)
Foreign withholding tax paid		(480)	(37)	—
Derecognition of right-of-use asset		—	—	76
Total Other operating income and expenses		3,053	2,570	4,250

Finance (costs)/gains
Remeasurement of borrowing arrangements		(416)	(2,351)	(678)
Interest expense		(21,753)	(20,658)	(19,444)
Facility fee		(799)	—	—
Total Finance costs		(22,968)	(23,009)	(20,122)

Total loss before income tax		(101,812)	(88,147)	(82,101)
(1)Change in comparative figures
The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. With the commercialization of Ryoncil®, the Group identified an opportunity to enhance the presentation of Research and development, Manufacturing commercialization and Management and administration expenses. The Group considered that Manufacturing commercialization can be split to recognize components that relate to manufacturing and commercialization for unapproved products which are now recorded within Research and development, and commercialization expenses for Ryoncil® which are now recorded within Selling, general and administration. The Group have updated and split these line items in the Consolidated Income Statement to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the years ended June 30, 2024 and 2023.

The impact of the reclassification of the prior period financial statements is summarized below:

	Year Ended June 30,			Year Ended June 30,
	2024			2023
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Research & development	(25,353)	(39,716)	(14,363)	(27,189)	(52,816)	(25,627)
Manufacturing commercialization	(15,717)	—	15,717	(27,733)	—	27,733
Management and administration	(23,626)	—	23,626	(25,374)	—	25,374
Selling, general and administration	—	(24,980)	(24,980)	—	(27,480)	(27,480)
(2)Share-based payment transactions
In August 2024, the compensation structure for short-term incentives was revised providing all employees with the choice to elect into receiving an option grant in lieu of cash payment of their short-term incentive entitlements pertaining to the years ended June 30, 2023 and 2024. This revised structure enabled the Group to avoid a $6.7 million cash payment of short-term incentives. Refer to Note 6(d)(i) for further discussion. The options granted in lieu of cash resulted in a $9.2 million increase in share-based payment expenses within the year ended June 30, 2025. For the years ended
June 30, 2025, 2024 and 2023, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2025	2024	2023
Research and development	12,487,004	2,950,104	1,589,708
Selling, general and administration	9,601,283	2,920,064	2,065,638
Equity settled share-based payment transactions	22,088,287	5,870,168	3,655,346
(3)    Research and development tax incentive
The Group's research and development activities are eligible under the Australian government's Research and Development Tax Incentive program for research and development activities conducted in relation to qualifying research that meets the regulatory criteria. Management has assessed these activities and expenditures to determine which costs are likely to be eligible under the incentive scheme. The Group assesses, on an annual basis, the quantum of previous research and development tax claims and on-going eligibility to claim this tax incentive in Australia.
The Group recorded $0.1 million, $0.9 million and $3.5 million in research and development tax incentive income for the years ended June 30, 2025, 2024 and 2023, respectively. The Group recognized incentive income pertaining to the eligible expenditure undertaken in each of these periods. At each period end, management estimates the refundable tax incentive available to the Group based on available information at the time.
The combined worldwide turnover for the Group for the year ended June 30, 2025 is in excess of A$20.0 million making the Group ineligible for the refundable tax offset for the research and development tax incentive. Consequently, no income was recognized from the Research and Development Tax Incentive program for the year ended June 30, 2025. The $0.1 million gain recognized during the year ended June 30, 2025 relates to a change in the original estimate of the research and development tax incentive income that the Group received from the Australian Government for the year ended June 30, 2024.
Within the $3.5 million recognized in the year ended June 30, 2023, $1.2 million pertained to the year ended June 30, 2023, $1.1 million pertained to the year ended June 30, 2022 and $1.2 million pertained to the year ended June 30, 2021. Management concluded it's assessment of qualifying activities during the year ended June 30, 2023 and recognized the relevant income for the years ended June 30, 2023, 2022 and 2021.